Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Dream Finders Homes 401(k) Plan
Schedule H, Line 4i — Schedule of Assets (Held at End of Year)
December 31, 2025
EIN:27-0528991
Plan No. 001

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost **	Current value
	500 Index Fund	Mutual fund		$9,276,114
	American Balanced Fund	Mutual fund		687,960
	American Funds 2010 TD	Mutual fund		288,736
	American Funds 2015 TD	Mutual fund		732,404
	American Funds 2020 TD	Mutual fund		1,179,128
	American Funds 2025 TD	Mutual fund		5,438,241
	American Funds 2030 TD	Mutual fund		13,318,397
	American Funds 2035 TD	Mutual fund		15,366,489
	American Funds 2040 TD	Mutual fund		18,453,343
	American Funds 2045 TD	Mutual fund		16,353,479
	American Funds 2050 TD	Mutual fund		7,925,194
	American Funds 2055 TD	Mutual fund		8,279,125
	American Funds 2060 TD	Mutual fund		6,296,846
	American Funds 2065 TD	Mutual fund		2,307,971
	Capital World Bond Fund	Mutual fund		77,119
	Cohen & Steers Real Estate	Mutual fund		308,307
	DFA International Value	Mutual fund		660,723
	Fidelity Advisor Total Bond	Mutual fund		204,913
	Fidelity ContraFund	Mutual fund		3,450,106
	Fidelity Mid Cap Index Fund	Mutual fund		1,518,256
	Investment Company of America	Mutual fund		697,743
	Janus Henderson Triton Fund	Mutual fund		318,194
	MFS Mid Cap Growth Fund	Mutual fund		190,496
	New Perspective Fund	Mutual fund		398,350
	New World Fund	Mutual fund		377,303
	T. Rowe Price Sci & Tech	Mutual fund		3,769,144
	Nuveen Small-Cap Blend Idx	Mutual fund		295,790
	Vanguard Growth Index Fund	Mutual fund		3,997,171
	Vanguard Mid-Cap Value ETF	Mutual fund		365,548
	Vanguard Small Cap Value Index	Mutual fund		989,820
	Vanguard Tot Wld Stk Index ETF	Mutual fund		1,385,067
	Vanguard Total Bond Market Idx	Mutual fund		731,383
	Vanguard Value Index Fund	Mutual fund		2,124,952
	Washington Mutual Investors	Mutual fund		354,178
	J.P. Morgan Money Market Fund	Money market fund		1,493,834
*	Dream Finders Homes Stock Fund	Common stock		562,353
	Reliance MetLife Stable Value	Collective trust		2,452,316
				132,626,493
*	Notes receivable from participants	Interest rates ranging from 4.25% to 10.50% with maturities through April 2051.		1,731,578
	Total			$134,358,071

	* Indicates a party in interest
	** Not applicable as the Plan does not have non-participant directed accounts

	See accompanying Report of Independent Registered Public Accounting Firm.